UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Conneely                New York, NY             May 14, 2004
--------------------------          -------------------        ----------------
     [Signature]                        [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:        51
                                              -----

Form 13F Information Table Value Total:   $1,106,096
                                          ----------
                                          (thousands)


List of Other Included Managers:

Form 13F File Number                     Name


     28- xxxx                    Elm Ridge Capital Partners, L.P.
     28- xxxx                    Elm Ridge Value Advisors, LLC
     28- xxxx                    Elm Ridge Value Partners Offshore Fund, Inc.
   -----------                 ------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                              COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                          Market    Share/
                                      Title                Value    Prn     Share/  Put/  Investment  Other       Voting Authority
Name of Issuer                        of Class   Cusip     (USD)    Amount   Prn    Call  Discretion  Mgrs     Sole    Shared   None
--------------                        --------   -----    ------    ------   ---    ----  ----------  ----     ----    ------   ----

AFFYMETRIX INC                         COM     00826T108   3,377    100,000         PUT     SHARED    1,2,3              100,000
AGILYSYS INCCMN                        COM     00847J105  13,021  1,104,400  SH             SHARED    1,2,3            1,104,400
ALLMERICA FINANCIAL CORP.CMN           COM     019754100  21,756    629,700  SH             SHARED    1,2,3              629,700
ALLTEL CORPORATIONCMN                  COM     020039103  32,568    652,800  SH             SHARED    1,2,3              652,800
AMERICAN HOME MTG INVT CORPCMN         COM     02660R107  24,031    834,400  SH             SHARED    1,2,3              834,400
APRIA HEALTHCARE GROUPCMN              COM     037933108  42,563  1,421,600  SH             SHARED    1,2,3            1,421,600
ASHLAND INCCMN                         COM     044204105  45,639    981,700  SH             SHARED    1,2,3              981,700
ASK JEEVES INC.                        COM     045174109   3,573    100,000         PUT     SHARED    1,2,3              100,000
ASK JEEVES INC.                        COM     045174109   4,645    130,000         PUT     SHARED    1,2,3              130,000
BMC SOFTWARE INCCMN                    COM     055921100  19,577  1,001,400  SH             SHARED    1,2,3            1,001,400
BANTA CORPORATIONCMN                   COM     066821109  24,432    527,800  SH             SHARED    1,2,3              527,800
BRUNSWICK CORP.CMN                     COM     117043109  28,842    706,400  SH             SHARED    1,2,3              706,400
CNA FINCL.CORP.CMN                     COM     126117100   9,277    336,600  SH             SHARED    1,2,3              336,600
CIRCUIT CITY STORES, INC.CMN           COM     172737108  10,216    904,100  SH             SHARED    1,2,3              904,100
CLEVELAND CLIFFS,INC (HLDG CO)CMN      COM     185896107  39,657    606,100  SH             SHARED    1,2,3              606,100
COMMSCOPE INCCMN                       COM     203372107  31,164  1,871,700  SH             SHARED    1,2,3            1,871,700
CONSECO, INC.CMN                       COM     208464883  20,089    867,400  SH             SHARED    1,2,3              867,400
CROWN HOLDINGS INCCMN                  COM     228368106  23,545  2,526,300  SH             SHARED    1,2,3            2,526,300
DEVON ENERGY CORPORATION (NEW)CMN      COM     25179M103  32,653    561,536  SH             SHARED    1,2,3              561,536
R R DONNELLEY & SONS COCMN             COM     257867101  51,897  1,715,608  SH             SHARED    1,2,3            1,715,608
EBAY INC.                              COM     278642103   6,928    100,000         PUT     SHARED    1,2,3              100,000
ENTERASYS NETWORKS INCCMN              COM     293637104  22,952  9,072,100  SH             SHARED    1,2,3            9,072,100
FREDDIE MACCMN                         COM     313400301  42,653    722,200  SH             SHARED    1,2,3              722,200
GEORGIA-PACIFIC CORPCMN                COM     373298108  37,099  1,101,200  SH             SHARED    1,2,3            1,101,200
HANDLEMAN COMPANYCMN                   COM     410252100  44,337  1,852,000  SH             SHARED    1,2,3            1,852,000
HAYES LEMMERZ INTL INCCMN              COM     420781304  23,360  1,517,900  SH             SHARED    1,2,3            1,517,900
INAMED CORPCMN                         COM     453235103     693     12,999  SH             SHARED    1,2,3               12,999
INVESTORS FINANCIAL SVCS CPCMN         COM     461915100   1,652     40,000  SH             SHARED    1,2,3               40,000
KELLWOOD COMPANYCMN                    COM     488044108  64,127  1,633,800  SH             SHARED    1,2,3            1,633,800
MCDERMOTT INTLCMN                      COM     580037109   4,069    485,000  SH             SHARED    1,2,3              485,000
OCEANEERING INTL INCCMN                COM     675232102  19,741    648,300  SH             SHARED    1,2,3              648,300
OWENS-ILLINOIS INCCMN                  COM     690768403  25,121  1,791,800  SH             SHARED    1,2,3            1,791,800
POLYONE CORPCMN                        COM     73179P106   2,820    424,100  SH             SHARED    1,2,3              424,100
PRAECIS PHARMACEUTICALS INC.CMN        COM     739421105   6,716  1,136,400  SH             SHARED    1,2,3            1,136,400
PREMCOR INCCMN                         COM     74045Q104  20,112    649,400  SH             SHARED    1,2,3              649,400
QUANTUM CORPORATIONDLT &
STORAGE SYSTEMS GROUP                  COM     747906204   6,260  1,692,000  SH             SHARED    1,2,3            1,692,000
REGAL ENTERTAINMENT GROUPCMN CLASS A   COM     758766109  20,850    948,600  SH             SHARED    1,2,3              948,600
RINKER GROUP LIMITEDSPONSORED ADR CMN  COM     76687M101  19,206    361,500  SH             SHARED    1,2,3              361,500
SAPPI LTD SPONS ADRSPONSORED ADR CMN   COM     803069202  43,576  3,192,400  SH             SHARED    1,2,3            3,192,400
SAXON CAPITAL INCCMN                   COM     80556P302  25,367    893,200  SH             SHARED    1,2,3              893,200
SILGAN HOLDINGS INCCMN                 COM     827048109  16,463    360,000  SH             SHARED    1,2,3              360,000
TASER INTL INC                         COM     87651B104   1,959     50,000         PUT     SHARED    1,2,3               50,000
UNITED STATES STEEL CORP               COM     912909108   3,727    100,000         PUT     SHARED    1,2,3              100,000
UNITED STATES STEEL CORP               COM     912909108  11,181    300,000         PUT     SHARED    1,2,3              300,000
UNITED STATES STEEL CORPCMN            COM     912909108  69,300  1,859,400  SH             SHARED    1,2,3            1,859,400
UNUMPROVIDENT CORPORATIONCMN           COM     91529Y106  13,774    941,500  SH             SHARED    1,2,3              941,500
VALASSIS COMMUNICATIONS INCCMN         COM     918866104  24,189    795,700  SH             SHARED    1,2,3              795,700
VERITAS SOFTWARE CO                    COM     923436109  10,764    400,000         CALL    SHARED    1,2,3              400,000
WASHINGTON GROUP INTERNATIONALCMN      COM     938862208   2,309     63,000  SH             SHARED    1,2,3               63,000
AXIS CAPITAL HOLDINGS, LTD.CMN         COM     G0692U109  12,887    436,100  SH             SHARED    1,2,3              436,100
GLOBALSANTAFE CORPCMN                  COM     G3930E101  19,382    697,939  SH             SHARED    1,2,3              697,939






03563.0004 #485980